Schedule of changes in bad debt provision (Details) - Bad Debt Provision [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
At December 31, 2022	R$ (679.1)	R$ (668.3)	R$ (676.5)
Effects of movements in foreign exchange in the balance sheet	14.0	(5.2)
Provisions	(47.0)	(32.4)
Reversals	1.7	21.7
Write-off	R$ 20.5	R$ 24.1